Related Party Transactions - Schedule of Due to Related Party (Parentheticals) (Details) - Related Party [Member]	Dec. 31, 2025	Dec. 31, 2024
Loan Interest [Member]
Schedule of Due to Related Party [Line Items]
Interest rate	8.00%	8.00%
Note payable (1% interest) [Member]
Schedule of Due to Related Party [Line Items]
Interest rate	1.00%	1.00%
Note payable (8% interest) [Member]
Schedule of Due to Related Party [Line Items]
Interest rate	8.00%	8.00%